Note 16 - Financial Asset and Liabilities - Sensitivities Analysis (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 20% [member]
Statement Line Items [Line Items]
Preferred shares	$ 65,529
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 22% [member]
Statement Line Items [Line Items]
Preferred shares	61,957
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 24% [member]
Statement Line Items [Line Items]
Preferred shares	57,991
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 26% [member]
Statement Line Items [Line Items]
Preferred shares	55,572
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 28% [member]
Statement Line Items [Line Items]
Preferred shares	52,715
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	34,739
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	39,657
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	44,570
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	49,479
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	54,383
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	33,870
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	38,734
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	43,598
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	48,462
Preferred shares, DLOM of 5% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	53,327
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 20% [member]
Statement Line Items [Line Items]
Preferred shares	32,151
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 22% [member]
Statement Line Items [Line Items]
Preferred shares	31,332
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 24% [member]
Statement Line Items [Line Items]
Preferred shares	30,552
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 26% [member]
Statement Line Items [Line Items]
Preferred shares	29,809
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 28% [member]
Statement Line Items [Line Items]
Preferred shares	29,101
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	37,011
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	37,787
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	38,558
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	39,327
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	40,092
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	39,194
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	39,919
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	40,645
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	41,371
Preferred shares, DLOM of 5% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	42,097
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 20% [member]
Statement Line Items [Line Items]
Preferred shares	62,080
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 22% [member]
Statement Line Items [Line Items]
Preferred shares	58,696
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 24% [member]
Statement Line Items [Line Items]
Preferred shares	54,939
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 26% [member]
Statement Line Items [Line Items]
Preferred shares	52,647
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 28% [member]
Statement Line Items [Line Items]
Preferred shares	49,941
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	32,910
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	37,570
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	42,225
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	46,875
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	51,521
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	32,087
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	36,696
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	41,304
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	45,912
Preferred shares, DLOM of 10% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	50,520
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 20% [member]
Statement Line Items [Line Items]
Preferred shares	30,008
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 22% [member]
Statement Line Items [Line Items]
Preferred shares	29,243
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 24% [member]
Statement Line Items [Line Items]
Preferred shares	28,515
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 26% [member]
Statement Line Items [Line Items]
Preferred shares	27,822
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 28% [member]
Statement Line Items [Line Items]
Preferred shares	27,161
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	34,544
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	35,268
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	35,988
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	36,705
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	37,419
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	36,581
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	37,258
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	37,935
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	38,613
Preferred shares, DLOM of 10% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	39,290
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 20% [member]
Statement Line Items [Line Items]
Preferred shares	58,631
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 22% [member]
Statement Line Items [Line Items]
Preferred shares	55,435
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 24% [member]
Statement Line Items [Line Items]
Preferred shares	51,887
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 26% [member]
Statement Line Items [Line Items]
Preferred shares	49,722
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Probability weighted expected return model [member] | WACC of 28% [member]
Statement Line Items [Line Items]
Preferred shares	47,166
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	31,082
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	35,482
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	39,879
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	44,271
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Option pricing model [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	48,659
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	30,305
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	34,657
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	39,009
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	43,361
Preferred shares, DLOM of 15% [member] | Opay Digital Services Limited [member] | Current value method [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	47,713
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 20% [member]
Statement Line Items [Line Items]
Preferred shares	27,864
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 22% [member]
Statement Line Items [Line Items]
Preferred shares	27,154
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 24% [member]
Statement Line Items [Line Items]
Preferred shares	26,479
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 26% [member]
Statement Line Items [Line Items]
Preferred shares	25,835
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Probability weighted expected return model [member] | WACC of 28% [member]
Statement Line Items [Line Items]
Preferred shares	25,221
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	32,076
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	32,749
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	33,417
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	34,083
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Option pricing model [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	34,746
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (400) [member]
Statement Line Items [Line Items]
Preferred shares	33,968
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (450) [member]
Statement Line Items [Line Items]
Preferred shares	34,597
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (500) [member]
Statement Line Items [Line Items]
Preferred shares	35,226
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (550) [member]
Statement Line Items [Line Items]
Preferred shares	35,855
Preferred shares, DLOM of 15% [member] | StarMaker Inc. [member] | Current value method [member] | Value of the equity in millions (600) [member]
Statement Line Items [Line Items]
Preferred shares	$ 36,484